Annual Total Returns - Voya Emerging Markets Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya Emerging Markets Index Portfolio - Class P2	May 01, 2021
Bar Chart Table:
2011
2012	16.38%
2013	(6.30%)
2014	(3.37%)
2015	(15.28%)
2016	10.48%
2017	36.65%
2018	(14.64%)
2019	18.29%
2020	17.95%